Cover	Jan. 03, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2024
Entity File Number	001-40983
Entity Registrant Name	Vision Sensing Acquisition Corp.
Entity Central Index Key	0001883983
Entity Tax Identification Number	87-2323481
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 E. 53rd St. Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	786
Local Phone Number	633-2520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And Threequarters Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and three-quarters of one Redeemable Warrant
Trading Symbol	VSACU
Security Exchange Name	NASDAQ
Class Common Stock 0. 0001 Par Value Per Share [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	VSAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	VSACW
Security Exchange Name	NASDAQ